Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2025	5,402,300	8,788	23,843	5,434,931
Acquisitions	209,768	—	2,185	211,953
Disposals	(193)	—	(144)	(337)
Other	46	—	—	46
Write-off	(8,619)	—	—	(8,619)
Transfer	(11)	—	11	—
Transfer from property plant and equipment	218	—	—	218
Translation differences and inflation adjustment	(50,838)	1,129	2,910	(46,799)
Balances at December 31, 2025	5,552,671	9,917	28,805	5,591,393
Balances at January 1, 2024	4,153,428	9,293	24,661	4,187,382
Acquisitions	219,322	—	1,435	220,757
Disposals	(434)	—	(484)	(918)
Other	2,941	—	—	2,941
Transfer	(1,245)	—	—	(1,245)
Transfer from property plant and equipment	16	—	—	16
Translation differences and inflation adjustment	1,028,272	(505)	(1,769)	1,025,998
Balances at December 31, 2024	5,402,300	8,788	23,843	5,434,931
Depreciation
Accumulated at January 1, 2025	2,258,994	—	20,489	2,279,483
Depreciation of the year	212,862	—	933	213,795
Disposals	—	—	(95)	(95)
Write-off	(5,235)	—	—	(5,235)
Transfer from property plant and equipment	—	—	—	—
Translation differences and inflation adjustment	(37,142)	—	2,607	(34,535)
Accumulated at December 31, 2025	2,429,479	—	23,934	2,453,413
Accumulated at January 1, 2024	1,645,013	—	21,404	1,666,417
Depreciation of the year	188,465	—	822	189,287
Disposals	(31)	—	(284)	(315)
Transfer from property plant and equipment	5	—	—	5
Translation differences and inflation adjustment	425,542	—	(1,453)	424,089
Accumulated at December 31, 2024	2,258,994	—	20,489	2,279,483
Net balances at December 31, 2025	3,123,192	9,917	4,871	3,137,980
Net balances at December 31, 2024	3,143,306	8,788	3,354	3,155,448

During 2025 and 2024 the Group has not identified impairment indicators except in the Brazilian segment due to the losses from its operations.

Therefore, the Group performed the impairment test of the Brazilian CGU (covering concession assets with a carrying value of USD 538.8 million as of December 31, 2025) based on the discounted cash flow model covering the remaining concession period (value in use), considering significant assumptions that required management judgment related to passenger growth rates and discount rate, combined with historical data.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs of a subsidiary or group of subsidiaries that are expected to benefit from such business combination. As of December 31, 2025 and 2024, the recoverable amount of aforementioned CGU’s exceeded their respective carrying amount.